PGIM Short Duration High Yield Income Fund Expense Example - PGIM Short Duration High Yield Income Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 325
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,453
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,909
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	996
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	$ 882